ACCOUNTING STANDARDS AND BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2020
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
ACCOUNTING STANDARDS AND BASIS OF PREPARATION

1.    ACCOUNTING STANDARDS AND BASIS OF PREPARATION

Grupo Supervielle S.A. (individually referred to as “Grupo Supervielle” or “the Company” and jointly with its subsidiaries as the “Group”), is a financial services holding company organized under the laws of Argentina that conducts its business through its subsidiaries, providing banking services, proprietary brand credit card services, personal loans, insurance and other services.

Grupo Supervielle´s Consolidated Financial Statements as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018 include the assets, liabilities and results of the controlled companies detailed in Note 1.2.

1.1.1    Basis of preparation

These Consolidated Financial Statements have been prepared in accordance with IFRS as adopted by the IASB.

The preparation of Financial Statements at a certain date requires Management to make estimations and evaluations affecting the amount of assets and liabilities recorded and contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the year. Actual results might differ from the estimates and evaluations made at the date of preparation of these Consolidated Financial Statements. The most significant judgments made by Management in applying the Group’s accounting policies and the major estimations and significant judgments are described in Note 2.

These consolidated financial statements as of December 31, 2020, were approved by resolution of the Board of Directors' meeting held on April 30, 2021.

1.1.2Going concern

The consolidated financial statements as of December 31, 2020, 2019 and 2018 have been prepared on a going concern basis as there is a reasonable expectation that the Group will continue its operational activities in the foreseeable future (and in any event with a time horizon of more than twelve months from the end of the reporting period).

1.1.3Measuring Unit – IAS 29 (Financial reporting in hyperinflationary economies)

The Consolidated Financial Statements of the Entity are expressed in Argentine pesos which is the functional currency.

IAS 29 establishes the conditions under which an entity shall restate its financial statements if it is located in an economic environment considered hyperinflationary. This Standard requires that the financial statements of an entity that reports in the currency of a highly inflationary economy shall be stated in terms of the measuring unit current at the closing date of the latest reporting period, regardless of whether they are based on a historical cost approach or a current cost approach. To this end, in general terms, the inflation rate must be computed in the non-monetary items as from the acquisition date or the revaluation date, as applicable. These requirements also comprise the comparative information of the financial statements.

To determine the existence of a highly inflationary economy under the terms of IAS 29, the standard details a series of factors to consider, including a cumulative inflation rate over three years that is close to or exceeds 100%.

It is important to highlight that the three-year accumulated inflation rate as of December 31, 2020 reached 209.2%. On the other hand, the macroeconomic events that have taken place in the country during the year show that the country is complying with the qualitative factors provided for in IAS 29 to consider Argentina as a highly inflationary economy for accounting purposes. All this, consequently, originates the need to apply the restatement for inflation of the financial statements in the terms of IAS 29 for the year ended December 31, 2020.

The Group determined to use the Internal Wholesale Price Index (IWPI) to restate balances and transactions until the year 2016, for the months of November and December 2015 the average variation of the Consumer Price Index (CPI) of the City of Buenos Aires was used, due to the fact that during those two months there were no IWPI measurements at national level. Then, from January 2017 omwards, the Group used the National Consumer Price Index (National CPI). The tables below show the evolution of these indexes in the last three years and as of December 31, 2020 according to official statistics (INDEC):

	As of December 31,
	2018	2019	2020
Variation in Prices
Annual	47.6%	53.8%	36.1%
Accumulated 3 years	148.0%	183.4%	209.2%

As a consequence of the aforementioned, these Consolidated Financial Statements as of December 31, 2020 were restated in accordance with the provisions of IAS 29.

Restatement of the Financial Position

The Group restated all the non-monetary items in order to reflect the impact of inflation in terms of the measuring unit current as of December 31, 2020. Consequently, the main items restated were Property, Plant and Equipment, Intangible assets, Goodwill, Inventories and Equity. Each item must be restated since the date of the initial recognition in the Group's accounts or since the date of the last revaluation. Monetary items have not been restated because they are stated in terms of the measuring unit current as of December 31, 2020.

Comparative figures must also be presented in the measuring unit current as of December 31, 2020. Therefore, comparative figures for the previous reporting periods have been restated by applying a general price index, so that the resulting comparative financial statements are presented in terms of the current unit of measurement as of the closing date of the reporting period.

Restatement of the Income Statement and the Statement of Cash Flows

In the Income Statement, items shall be restated from the dates when the items of income and expense were originally recorded. To this end, the Group applied the variations in a general price index.

The effect of inflation on the monetary position is included in the Income Statement under Results from exposure to changes in the purchasing power of money.

The items of the Statement of Cash Flows must also be restated in terms of the measuring unit current at the closing date of the Statement of Financial Position. IAS 29 para 33 states that all items in the statement of cash flows are expressed in terms of the measuring unit current at the end of the reporting period. The loss arising from the restatement has an impact on the Income Statement and must be eliminated from the Statement of Cash Flows because it is not considered cash or cash equivalent.

Restatement of the Statement of Changes in Shareholder’s Equity

All components of the Statement of Changes in Shareholder’s Equity, except reserves and retained earnings, must be restated from the dates on which the items were contributed or otherwise arose.

1.1.4New Standards and Interpretations issued by the IASB adopted by the Group

(a)Definition of a business – Changes in accordance to IFRS 3

On October 22, 2018, IASB released changes, which include the definition of business with the purpose of helping entities determine whether a transaction must be recorded as a combination of business or the acquisition of an asset. Such changes:

(i)Clarifies that, the definition of business, an acquired group of activities and assets, shall include at least a good and a substantial process that together shall contribute significantly to the capacity of developing products;

(ii)Removes the evaluation of whether market players can replace the lack of processes or goods and continue with the production of products;

(iii)Add explanatory guidelines and examples to help entities evaluate whether a substantial process has been acquired;

(iv)Restrict definitions of a business or product by focusing on goods and services granted to clients and remove the reference to the capacity of reducing costs, and

(v)Add an optional concentration trial that enables a simplified evaluation of whether a set of activities and acquired businesses are not a business.

Entities need to apply changes in transactions which acquisitions date as from the beginning of the first annual period over which it has been informed as of January 1, 2020.

The amendment did not have any impact in the Group´s consolidated financial statements.

(b)Definition of significant or relatively significant - Changes to IAS 1 and IAS 8

On 31 October 2018, the IASB issued amendments to the definition of material in IAS 1 and IAS 8.

The amendments to IAS 1, 'Presentation of financial statements', and IAS 8, 'Accounting policies, changes in accounting estimates and errors', and consequential amendments to other IFRSs: i) use a consistent definition of materiality throughout IFRSs and the Conceptual Framework for Financial Reporting; ii) clarify the explanation of the definition of material; and iii) incorporate some of the guidance in IAS 1 about immaterial information.

The amended definition is: "Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity."

The amendment clarifies that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information. It also states that an entity assesses materiality in the context of the financial statements as a whole.

The amendment also clarifies the meaning of 'primary users of general purpose financial statements' to whom those financial statements are directed, by defining them as 'existing and potential investors, lenders and other creditors' that must rely on general purpose financial statements for much of the financial information they need.

Entities need to apply these changes for annual periods beginning on or after 1 January 2020.

The amendment did not have a significant effect in the Group´s consolidated financial statements.

(c)Amendment to the Conceptual Framework

The IASB has revised its Conceptual Framework. This will not result in any immediate change to IFRS, but the Board and Interpretations Committee will use the revised Framework in setting future standards. Preparers might also use the Framework to assist them in developing accounting policies where an issue is not addressed by an IFRS

The amendment is effective for annual periods beginning on or after 1 January 2020 for preparers that develop an accounting policy based on the Framework.

The Group considers that such changes have no significant effect in its consolidated financial statements.

1.1.5New Standards and Interpretations issued by the IASB not in force

(a)Sale or contribution of assets between an investor and its associate or joint Venture – changes in IFRS 10 and IAS 28.

IASB carried out changes specifically on IFRS 10 “Consolidated Financial Entities” and IAS 28 “Investments in associates and joint ventures”. Such changes clarify the accounting of sales or contribution of assets between the investor and its associates and joint ventures and confirm that the accounting treatment depends on whether non-monetary assets sold or contributed to the associate or joint venture account for a “business” (as defined in IFRS 3).

When non-monetary assets account for a business, the investor will recognize earnings or losses of the sale or contribution of assets. If assets do not account for a business, earnings or losses are recognized by the investor only up to the amount recognized by the investor in the associate or joint venture. These changes are applied with retroactive effect.

IASB has decided to delay the application date for this modification until the research project over the interest method is concluded.

The Group is evaluating the impact of the application of this new standard.

(b)IFRS 17 “Insurance contracts”

In May 18, 2017, the IASB issued IFRS 17 “Insurance contracts” as replacement for IFRS 4. It requires a current measurement model where estimates are re-measured each reporting period. Contracts are measured using the building blocks of discounted probability-weighted cash flows, an explicit risk adjustment, and a contractual service margin representing the unearned profit of the contract which is recognized as revenue over the coverage period. This standard is effective for fiscal years beginning on or after January 1, 2023. The Group is evaluating the impact of the adoption of this new standard.

(c)Changes in IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Reference interest rate reform (IBOR)

The IASB has issued amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 that address issues that arise during the reform of an interest rate benchmark, including the replacement of one benchmark with an alternative one. The most important changes are related to the accounting of financial instruments at amortized cost. For instruments to which the amortised cost measurement applies, the amendments require entities, as a practical expedient, to account for a change in the basis for determining the contractual cash flows as a result of IBOR reform by updating the effective interest rate using the guidance in paragraph B5.4.5 of IFRS 9. As a result, no immediate gain or loss is recognised. This practical expedient applies only to such a change and only to the extent it is necessary as a direct consequence of IBOR reform, and the new basis is economically equivalent to the previous basis. IFRS 16 was also amended to require lessees to use a similar practical expedient when accounting for lease modifications that change the basis for determining future lease payments as a result of IBOR reform (for example, where lease payments are indexed to an IBOR rate).Such changes will become effective as from January 1, 2021.

The Group is assessing the impact of the amendments.

(d)Amendment to IFRS 16 'Leases'- Covid 19 - Related rent concessions

Rent concessions have been, or are expected to be, provided to lessees as a result of the COVID-19 pandemic. Such concessions might take a variety of forms, including payment holidays and deferral of lease payments for a period of time, sometimes followed by increased rent payments in future periods. IFRS 16 contains requirements that apply to such rent concessions. The IASB has noted, however, that applying those requirements to a potentially large volume of rent concessions related to COVID-19 could be complex – particularly in the light of the many other challenges that stakeholders face during the pandemic.

As a result, the IASB has provided lessees (but not lessors) with relief in the form of an optional exemption from assessing whether a rent concession related to COVID-19 is a lease modification. Lessees can elect to account for rent concessions in the same way as they would if they were not lease modifications. In many cases, this will result in accounting for the concession as a variable lease payment.The practical expedient only applies to rent concessions occurring as a direct consequence of the COVID-19 pandemic. Lessees that apply the exemption will need to disclose that fact, as well as the amount recognised in profit or loss arising from COVID-19-related rent concessions. If a lessee chooses to apply the practical expedient to a lease, it would apply the practical expedient consistently to all lease contracts with similar characteristics and in similar circumstances. The amendment is to be applied retrospectively in accordance with IAS 8, but lessees are not required to restate prior period figures or to provide the disclosure under paragraph 28(f) of IAS 8.

The amendments are mandatory for annual reporting periods beginning on or after 1 June 2020. Earlier application is permitted. The Group is assessing the impact of the amendments.

(e)Annual Improvements 2018-2020

Fees included in the 10% test for derecognition of financial liabilities

The amendment to IFRS 9 addresses which fees should be included in the 10% test for derecognition of financial liabilities. Costs or fees could be paid to either third parties or the lender. Under the amendment, costs or fees paid to third parties will not be included in the 10% test.

Illustrative examples accompanying IFRS 16, 'Leases'

The Board has amended Illustrative Example 13 that accompanies IFRS 16 to remove the illustration of payments from the lessor relating to leasehold improvements. The reason for the amendment is to remove any potential confusion about the treatment of lease incentives.

Subsidiary as a first-time adopter

IFRS 1 allows an exemption if a subsidiary adopts IFRS at a later date than its parent. The subsidiary can measure its assets and liabilities at the carrying amounts that would be included in its parent's consolidated financial statements, based on the parent's date of transition to IFRS, if no adjustments were made for consolidation procedures and for the effects of the business combination in which the parent acquired the subsidiary.

The Board has amended IFRS 1 to allow entities that have taken this IFRS 1 exemption to also measure cumulative translation differences using the amounts reported by the parent, based on the parent's date of transition to IFRS. The amendment to IFRS 1 extends the above exemption to cumulative translation differences, in order to reduce costs for first-time adopters. This amendment will also apply to associates and joint ventures that have taken the same IFRS 1 exemption.

Taxation in fair value measurements

The Board has removed the requirement for entities to exclude cash flows for taxation when measuring fair value under IAS 41, 'Agriculture'. This amendment is intended to align with the requirement in the standard to discount cash flows on a post-tax basis.

Effective date

All of the amendments are effective 1 January 2022. Earlier application is permitted

The Group is assessing the impact of the amedments.

(f)Amendments to IAS 1, 'Presentation of financial statements', IFRS Practice statement 2 and IAS 8,' Accounting policies, changes in accounting estimates and errors'

The IASB amended IAS 1, 'Presentation of Financial Statements', to require companies to disclose their material accounting policy information rather than their significant accounting policies. The amendment also clarifies that accounting policy information is expected to be material if, without it, the users of the financial statements would be unable to understand other material information in the financial statements. their significant accounting policies. To support this amendment, the Board also amended IFRS Practice Statement 2, 'Making Materiality Judgements', to provide guidance on how to apply the concept of materiality to accounting policy disclosures.

The amendment to IAS 8, 'Accounting Policies, Changes in Accounting Estimates and Errors', clarifies how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important, because changes in accounting estimates are applied prospectively to future transactions and other future events, but changes in accounting policies are generally applied retrospectively to past transactions and other past events as well as the current period.

These amendments should be applied for annual periods beginning on or after 1 January 2023. Earlier application is permitted. The amendments should be applied prospectively.

The Group is assessing the impact of the amendments.

1.2.    Consolidation

A subsidiary is an entity, including structured entities, over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity.

The subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The following chart details the subsidiaries included in the consolidation process:

		Percentage of direct or indirect investment in capital stock
Company	Main Activity	12/31/2020		12/31/2019		12/31/2018
Banco Supervielle S.A.	Commercial Bank	99.90	% (1)	99.90	% (1)	99.89	% (1)
Cordial Compañía Financiera S.A.	Financial Company	99.90%		99.90%		99.90%
Tarjeta Automática S.A.	Credit Card	99.99%		99.99%		99.99%
Supervielle Asset Management S.A.	Asset Management and Other Services	100.00%		100.00%		100.00%
Sofital S.A.F. e I.I.	Real State	100.00%		100.00%		100.00%
Espacio Cordial de Servicios S.A.	Retail Services	100.00%		100.00%		100.00%
Supervielle Seguros S.A.	Insurance	100.00%		100.00%		100.00%
Micro Lending S.A.U.	Financial Company	100.00%		100.00%		100.00%
InvertirOnline S.A.U.	Financial Broker	100.00%		100.00%		100.00%
InvertirOnline.Com Argentina S.A.U.	Representations	100.00%		100.00%		100.00%
Supervielle Productores Asesores de Seguros S.A.	Insurance Broker	100.00%		100.00%		—
Bolsillo Digital S.A.U.	Fintech	100.00%		100.00%		—
Futuros del Sur S.A.	Financial Broker	100.00%		100.00%		—
Easy Cambio S.A.	Financial Company	100.00%		—		—

(1)Grupo Supervielle S.A.’s direct and indirect interest in Banco Supervielle S.A votes amounts to 99.87%, as of 12/31/2020, 12/31/2019 and 12/31/2018 respectively.

Financial Statements of controlled companies are for the same period of the Group´s Financial Statements.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of income, statement of comprehensive income, statement of changes in shareholder’s equity and statement of financial position, respectively.

Easy Cambio S.A. was consolidated from the acquisition date (See Note 29).

The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a subsidiary comprises the fair value of the assets transferred, the liabilities incurred to the former owners of the acquired business, the equity interests issued by the Group, the fair value of any asset or liability resulting from a contingent consideration arrangement and the fair value of any pre-existing equity interest in the subsidiary. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net assets.

Acquisition-related costs are expensed as incurred.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquired entity and the acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in the Consolidated Income Statement as a “bargain purchase”.

1.3.    Consolidated Structured Entities

The Group have securitized certain financial instruments, mainly consumer loans, through financial trusts that issue debt securities and participation certificates.

The structured entity in which the Group was the trustor as of December 31, 2020 are set out below:

			Due of
	Financial		principal	Securitized	Issued Securities
Issuers	Trust	Set-up on	obligation	Amount	Type	Amount	Type	Amount
Micro Lending S.A.U.	III	06/08/2011	10/12/2016	$39,779	VDF TV A VDF B	VN$31,823	CP	VN$1,592
Micro Lending S.A.U.	IV	09/01/2011	06/29/2017	$40,652	VDF TV A VDF B	VN$32,522	CP	VN$1,626

The structured entity in which the Group was the trustor as of December 31, 2019 are set out below:

			Due of
	Financial		principal	Securitized	Issued Securities
Issuers	Trust	Set-up on	obligation	Amount	Type	Cantidad	Tipo	Cantidad
Banco Supervielle S.A.	Serie 97	27/03/2018	20/03/2020	$750,000	VDF TV A	VN$712,500	CP	VN$37,500
Cordial Compañía Financiera S.A.	20	08/04/2019	15/01/2022	$600,000	VDF	VN$480,000	CP	VN$120,000
Cordial Compañía Financiera S.A.	21	24/06/2019	15/06/2022	$1,000,000	VDF	VN$780,000	CP	VN$220,000
Cordial Compañía Financiera S.A.	22	13/11/2019	15/01/2021	$571,560	VDF	VN$469,260	CP	VN$102,300
Micro Lending S.A.U.	III	08/06/2011	12/10/2016	$39,779	VDF TV A VDF B	VN$31,823	CP	VN$1,592
Micro Lending S.A.U.	IV	01/09/2011	29/06/2017	$40,652	VDF TV A VDF B	VN$32,522	CP	VN$1,626
Micro Lending S.A.U.	XVIII	01/12/2017	15/10/2022	$119,335	VDF TV A VDF TV B	VN $89,501	CP	VN$22,543

The Group controls a structured entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Structured entities are consolidated from the date on which the control is transferred to the Group. They are deconsolidated from the date that control ceases.

As for financial trusts, the Group has evaluated the following:

•	The purpose and design of the trust
•	Identification of relevant activities of the trust
•	Decision-making process on these activities
•	If the Group has the power to direct the relevant activities of the trust
•	If the Group is exposed to, or has rights to, variable returns from its involvement with the trust
•	If the Group has ability to affect those returns through its power over the trust

In accordance with the aforementioned, the Group controls such financial trusts and, therefore, such structured entities have been consolidated.

The following chart details the assets and liabilities of Structured Entities that have been consolidated by the Group as of December 31, 2020 and 2019:

	12/31/2020(i)	12/31/2019
Assets
Loans	—	2,170,985
Financial assets	—	148,174
Other assets	—	397,110
Total Assets	—	2,716,269
Liabilities
Financial liabilities	—	1,939,295
Other liabilities	—	56,675
Total Liabilities	—	1,995,970

(i)Structured entities outstanding as of December 31, 2020 are in the process of being liquidated so they were not consolidated.

1.4.    Transactions with non-controlling interest

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of the Group.

1.5.    Segment Reporting

An operating segment is defined as a component of an entity or a Group that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), and whose financial information is evaluated on a regular basis by the chief operating decision maker.

Operating segments are reported in a manner consistent with the internal reporting provided to:

(i)

Key personnel of the senior management who account for the main authority in operating decision-making processes and is responsible for allocating resources and assessing the performance of operating segments; and

(ii)	The Board, who is in charge of making strategic decisions of the Group.

1.6.    Foreign currency translation

(a)     Functional and presentation currency

Figures included in the Consolidated Financial Statements of each of the Group’s entities are measured using the functional currency, that is, the currency of the primary economic environment in which the entity operates. Consolidated Financial Statements are presented in Argentine pesos, which is the functional and presentation currency of the Group.

(b)    Transactions and balances

Transactions in foreign currency are translated into the functional currency using the exchange rates published by the Argentine Central Bank at the dates of the transactions. Gains and losses in foreign currency resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currency at year end exchange rates, are recognized in the income statement, under "Exchange rate differences on gold and foreign currency", except when such items are deferred in the shareholders' equity for transactions classified as cash flow hedges, when applicable.

As of December 31, 2020 and 2019, the balances in US dollars were converted at the reference exchange rate determined by the Argentine Central Bank. In the case of foreign currencies other than US dollars, they have been converted to this currency using the rexchange rates derived from repo transactions reported by the Argentine Central Bank.

1.7.    Cash and due from banks

Cash and due from Banks includes available cash and unrestricted deposits held in Banks, which are short-term liquid instruments and have original maturities of less than three months.

Assets disclosed under cash and due from Banks are measured at amortized cost which is close to its fair value.

Cash and Cash equivalents include cash and highly liquid short-term securities with an original maturity of less than three-months according to the following detail:

Item	12/31/2020	12/31/2019	12/31/2018
Cash and due from banks	36,674,869	35,945,335	70,551,283
Debt securities at fair value through profit or loss	1,868,604	773,961	26,458,009
Money Market Funds(*)	923,053	1,313,597	1,372,931
Cash and cash equivalents	39,466,526	38,032,893	98,382,223

(*) Included within the "other financial assets" line in the statement of financial position

The Group invests in money market funds (MMF) whose investments qualify individually as cash and cash equivalents. An  MMF is an open-ended mutual fund that invests in short-term debt instruments (typically one day to one year) such as treasury bills, certificates of deposit, bonds, government gilts and commercial papers. These MMF have to comply with strict fund policies such as:

•	Controls ensuring constant net asset value or linear performance to limit volatility supported by actual performance;
•	Returns benchmarked to short-term money market interest rates;
•	Investment in high-quality instruments with high liquidity and a maximum weighted average maturity of a few weeks; and
•	Highly diversified portfolio.

Reconciliation between balances as appearing on the Statement of Financial Position and the items in the Statement of Cash Flow:

Items	12/31/2020	12/31/2019	12/31/2018
Cash and due from Banks
As per Statement of Financial Position	36,674,869	35,945,335	70,551,283
As per the Statement of Cash Flows	36,674,869	35,945,335	70,551,283
Debt securities at fair value through profit or loss
As per Statement of Financial Position	9,871,903	773,961	31,649,050
Securities not considered as cash equivalents	(8,003,299)	—	(5,191,041)
As per the Statement of Cash Flows	1,868,604	773,961	26,458,009
Money Market Funds
As per Statement of Financial Position – Other financial assets	4,285,221	2,854,686	3,556,206
Other financial assets not considered as cash equivalents	(3,362,168)	(1,541,089)	(2,183,275)
As per the Statement of Cash Flow	923,053	1,313,597	1,372,931

Reconciliation of liabilities from financing activities at December 31, 2020, 2019 and 2018 is as follows:

		Cash Flows		Other non-cash
Items	12/31/2019	Inflows	Outflows	movements	12/31/2020
Unsubordinated debt securities	8,286,163	2,653,805	(6,785,701)	72,481	4,226,748
Subordinated debt securities	2,886,028	—	(1,774,264)	28,705	1,140,469
Financing received from the Argentine Central Bank and other financial institutions	12,276,610	14,873,400	(21,297,718)	—	5,852,292
Lease Liabilities	1,288,420	—	(1,366,164)	1,259,442	1,181,698
Total	24,737,221	17,527,205	(31,223,847)	1,360,628	12,401,207

		Cash Flows		Other non-cash
Items	12/31/2018	Inflows	Outflows	movements	12/31/2019
Unsubordinated debt securities	19,491,854	11,452,532	(23,641,629)	983,406	8,286,163
Subordinated debt securities	2,898,105	—	(1,147,619)	1,135,542	2,886,028
Financing received from the Argentine Central Bank and other financial institutions	16,823,037	150,529,472	(155,072,118)	(3,781)	12,276,610
Lease Liabilities	—	—	(1,703,937)	2,992,357	1,288,420
Total	39,212,996	161,982,004	(181,565,303)	5,107,524	24,737,221

		Cash Flows		Other non-cash
Items	12/31/2017	Inflows	Outflows	movements	12/31/2018
Unsubordinated debt securities	26,558,104	6,429,136	(11,619,542)	(1,875,844)	19,491,854
Subordinated debt securities	2,120,799	—	(19,976)	797,282	2,898,105
Financing received from the Argentine Central Bank and other financial institutions	10,902,349	109,529,169	(105,180,217)	1,571,736	16,823,037
Total	39,581,252	115,958,305	(116,819,735)	493,174	39,212,996

1.8.    Financial Instruments

Initial Recognition and measurement

Financial assets and financial liabilities are recognized when the entity becomes a party to the contractual provisions of the instrument. Purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset.

At initial recognition, the Group measures a financial asset or liability at its fair value plus or minus, in the case of a financial asset or financial liability not at fair value through profit or loss, transaction costs that are incremental and directly attributable to the acquisition or issue of the financial asset or financial liability, such as fees and commissions. Transaction costs of financial assets and financial liabilities carried at fair value through profit or loss are expensed in profit or loss. Immediately after initial recognition, an expected credit loss allowance (ECL) is recognized for financial assets measured at amortized cost and investments in debt instruments measured at fair value through other comprehensive income, as described in note 1.12, which results in an impariment loss being recognized in profit or loss when an asset is newly originated.

When the fair value of financial assets and liabilities differs from the transaction price on initial recognition, the Group recognizes the difference as follows:

•

When the fair value is evidenced by a quoted price in an active market for an identical asset or liability or based on a valuation technique that only uses data from observable markets, the difference is recognized as a gain or loss.

•

In all other cases, the difference is deferred and the timing of recognition of deferred day one profit or loss is determined individually. It is either amortized over the life of the instrument until its fair value can be determined using market observable inputs, or realized through settlement.

Financial Assets

a – Debt Instruments

Debt instruments are those instruments that meet the definition of a financial liability from the issuer’s perspective, such as loans, government and corporate bonds and, accounts receivables purchased from clients in non-recourse factoring transactions.

Classification

Pursuant to IFRS 9, the Entity classifies financial assets depending on whether these are subsequently measured at amortized cost, fair value through other comprehensive income or fair value through profit or loss, on the basis of:

a)    the Group’s business model for managing financial assets, and;

b)    the cash-flows characteristics of the financial asset

Business Model

The business model reflects how the Group manages a group of financial assets in order to generate cash flows. That is, whether the Group’s objective is solely to collect the contractual cash flows from the assets (measured at amortized cost) or is to collect both the contractual cash flows and cash flows arising from the sale of assets (measured at fair value through other comprehensive income). If neither of these is applicable, then the financial assets are classified as part of other business model and measured at fair value through profit or loss.

The business model of the Group does not depend on the management’s intentions for an individual instrument. Consequently, such business model is not assessed instrument by instrument, but at a higher aggregated level.

The Group reclassifies an instrument when and only when its business model for managing those assets has changed.

Therefore, this business model is not evaluated instrument by instrument, but at a higher level of aggregated portfolios and is based on observable factors such as:

•	How the business model’s return is evaluated and how financial assets held in that business model are evaluated and reported to the Group’s key personnel.
•	The risks affecting the business model’s return (and financial assets held in that business model) and, particularly, the way these risks are managed.
•	How the Group’s key personnel is compensated (for instance, if salaries are based on the fair value of the assets managed or on contractual cash flows collected)
•	The expected frequency, the value, moment and reasons of sales are also important aspects.

The evaluation of the business model is based on reasonably expected scenarios, irrespective of worst-case or stress case scenarios. If after the initial recognition cash flows are realized in a different manner from the original expectations, the Group will not change the classification of the remaining financial assets held in that business model, but it will consider such information for evaluating recent purchases or originations. An instrument’s reclassification is only made when, and only when, an entity changes its business model for managing financial assets

Contractual Cash Flow Characteristics

Where the business model is to hold assets to collect contractual cash flows or to collect contractual cash flows and sell, the Group assesses whether the financial instruments’ cash flows represent solely payments of principal and interest. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial asset shall be classified and measured at fair value through profit or loss.

Based on the aforementioned, there are three different categories of Financial Assets:

i)    Financial assets at amortized cost.

Financial assets shall be measured at amortized cost if both of the following conditions are met:

(a)    the financial asset is held for collection of contractual cash flows, and

(b)    the assets’s cash flows represent solely payments of principal and interest.

The amortized cost is the amount at which it is measured at initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any loss allowance.

ii)    Financial assets at fair value through other comprehensive income:

Financial assets shall be measured at fair value through other comprehensive income when:

(a)    the financial asset is held for collection of contractual cash flows and for selling financial assets and

(b)    the asset’s cash flows represent solely payments of principal and interest.

These instruments shall be initially recognized at fair value plus or minus transaction costs that are incremental and directly attributable to the acquisition or issue of the instrument, and subsequently measured at fair value through other comprehensive income. Gains and losses arising out of changes in fair value shall be included in other comprehensive income within a separate component of equity. Impairment gains or losses or reversal, interest revenue and foreign exchange gains and losses on the instrument’s amortized cost are recognized in profit or loss. At the time of sale or disposal, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to the income statement. Interest income from these financial assets is determined using the effective interest rate method.

iii)    Financial assets at fair value through profit or loss:

Financial assets at fair value through profit or loss comprise:

•	Instruments held for trading
•	Instruments specifically designated at fair value through profit or loss
•	Instruments with contractual cash-flows that do not represent solely payments of principal and interest

These financial instruments are initially recognized at fair value and any change in fair value measurement is charged to the income statement.

The Group classifies a financial instrument as held for trading if such instrument is acquired or incurred for the main purpose of selling or repurchasing it in the short term, or it is part of a portfolio of financial instruments which are managed together and for which there is evidence of short-term profits or if it is a derivative financial instrument not designated as a hedging instrument. Derivatives and trading securities are classified as held for trading and are measured at fair value.

b – Equity Instruments

Equity instruments are instruments that do not contain a contractual obligation to pay and that evidence a residual interest in the issuer’s net assets.

Such instruments are measured at fair value through profit and loss, except where the Group’s management has elected, at initial recognition, to irrevocably designate an equity investment at fair value through other comprehensive income. This option is available when instruments are not held for trading. The gains or losses of these instruments are recognized in other comprehensive income and are not subsequently reclassified to profit or loss, including on disposal. Dividends that result from such instrument will be charged to income when the Group’s right to receive payments is established.

Derecognition of Financial Assets

The Group derecognizes financial assets only when any of the following conditions are met:

1.	The rights on the financial asset cash flows have expired; or
2.	The financial asset is transferred pursuant to the requirements in 3.2.4 of IFRS 9.

The Group derecognizes financial assets that have been transferred only when the following characteristics are met:

1.	The contractual rights to receive the cashflows from the assets have expired or when they have been transferred and the Group transfers substantially all the risks and rewards of ownership.
2.

The Entity retains the contractual rights to receive cash flows from assets but assumes a contractual obligation to pay those cash flows to oher entities and transfers subtantially all of the risks and rewards. These transactions result in derecognition if the Group:

a.	Has no obligation to make payments unless it collects amounts from the assets;
b.	Is prohibited from selling or pledging the financial assets;
c.	Has an obligation to remit any cash it collects from the assets without material delay.

Write Off of Financial Assets

The Group reduces the gross carrying amount of a financial asset when it has no reasonable expectations of recovering a financial asset in its entirety of a portion thereof. A write-off constitues a derecognition event.

Financial Liabilities

Classification

The Group classifies its financial liabilities as subsequently measured at amortized cost using the effective rate method, except for:

•	Financial liabilities at fair value through profit or loss.
•	Financial liabilities arising from the transfer of financial assets which did not qualify for derecognition.
•	Financial guarantee contracts and loan commitments.

Financial Liabilities valued at fair value through profit or loss: At initial recognition, the Group can designate a liability at fair value through profit or loss if it reflects more appropriately the financial information because:

•	The Group eliminates or substantially reduces an accounting mismatch in measurement or recognition inconsistency; or
•	if financial assets and financial liabilities are managed and their performances assessed on a fair value basis according to an investment strategy or a documented risk management; or
•	if a host contract contains one or more embedded derivatives and the Group has opted for designating the entire contract at fair value through profit or loss.

Financial guarantee contract: A guarantee contract is a contract which requires the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due, in accordance with the terms of a debt instrument.

Financial guarantee contracts and loan commitments are initially measured at fair value and subsequently measured at the higher of the amount of the loss allowance and the unaccrued premium at year end.

Derecognition of financial liabilities

The Entity derecognizes financial liabilities when they are extinguished; this is, when the obligation specified in the contract is discharged, cancelled or expires.

When an existing financial liability is exchanged by another of the same borrower under significantly different conditions, or the conditions are significantly modified, such exchange or modification is treated as a derecognition of the original liability and a new liability is recognized, the difference between the value in books of the initial financial liability and the consideration paid is recognized in the Consolidated Income Statement. When the renegotiation conditions are not significantly different, or the conditions are not significantly modified, the flows of the modified financial liabilities are discounted at the rate of the original contract.

1.9.    Derivatives

Derivatives are initially recognized at their fair value on the date on which the derivative contract is entered into and are subsequently remeasured at fair value.

All derivative instruments are recognised as assets when their fair value is positive, and as liabilities when their fair value is negative. Any change in the fair value of derivative instruments is included in the income statement.

The Group has not applied hedge accounting in these consolidated financial statements.

1.10.    Repo Transactions

Reverse Repo Transactions

According to the derecognition principles set out in IFRS 9, these transactions are treated as secured loans since the risk has not been transferred to the counterparty. Loans granted in the form of reverse repo agreements are accounted for under "Repo Transactions", classified by counterparty and also by the type of assets received as collateral. At the end of each month, accrued interest income is charged under "Repo Transactions" with its corresponding offsetting entry in "Interest Income." The assets received and sold by the Group are derecognized at the end of the repo transaction, and an in-kind liability is recorded to reflect the obligation to deliver the security disposed of.

Repo Transactions

Loans granted in the form of repo transactions are accounted for under "Repo Transactions", classified by counterparty and also by the type of asset pledged as collateral. In these transactions, when the recipient of the underlying asset becomes entitled to sell it or pledge it as collateral, it is reclassified to "Financial assets pledged as collateral". At the end of each month, these assets are measured according to the category they had before they were subject to the repo transaction, and results are charged against the applicable accounts, depending on the type of asset. At the end of each month, accrued interest expense is charged under "Repo Transactions" with its corresponding offsetting entry in "Interest-Expenses".

1.11.Impairment of financial assets

The Group assesses on a forward-looking basis the expected credit losses (“ECL”) associated to its financial assets measured at amortized cost, debt instruments measured at fair value through other comprehensive income, loan commitments and financial guarantee contracts that are not measured at fair value.

The impairment for expected credit losses is recorded with a charge to the consolidated income statement for the period in which the impairment arises. In the event of occurrence, the recoveries of previously recognized impairment losses are recorded in the consolidated income statement for the period in which the impairment no longer exists or is reduced.

In the case of assets measured at fair value through other comprehensive income, the changes in the fair value due to expected credit losses are charged in the consolidated income statement of the year where the change happened, other movements in the fair value of the instrument are reflected in other comprehensive income.

As a rule, the expected credit loss is estimated as the difference between the contractual cash flows to be recovered and the expected cash flows discounted using the original effective interest rate. In the case of purchased or originated credit-impaired assets, this difference is discounted using the effective interest rate adjusted by credit rating.

Depending on the classification of financial instruments, which is mentioned in the following sections, the expected credit losses may be over 12 months or during the life of the financial instrument:

•

12‑month expected credit losses: arising from the potential default events, as defined in the following sections that are estimated to be likely to occur within the 12 months following the reporting date. These losses will be associated with financial assets classified in Stage 1.

•

Lifetime Expected credit losses are those arising from the potential default events that are likely to occur throughout the life of the financial instruments. These losses are associated with financial assets classified in Stage 2 or Stage 3.

With the purpose of estimating the expected life of the financial instrument all the contractual terms are taken into account (e.g. duration, purchase options, etc.), for most financial instruments the contractual period (including extension options) is the maximum period considered to measure expected credit losses. In the case of revolving credit facilities (e.g.: credit cards), the expected life is estimated through quantitative analyses to determine the period during which the entity is exposed to credit risk, taking into account the effectiveness of management procedures that mitigate such exposure (e.g. the ability to unilaterally cancel such financial instruments, etc.).

1.11.1    Financial instruments presentation

For the purposes of estimating ECL, and in accordance with its internal policies, the Group classifies its financial instruments (financial assets, loan commitments and guarantees) measured at amortized cost or fair value through other comprehensive income in one of the following categories:

•	Normal Risk ("Stage 1"): includes all instruments that have not experienced a significant increase in credit risk since initial recognition and is not purchased or originated credit impaired.
•	Normal risk under watchlist ("Stage 2"): includes all instruments that, have experienced significant increases in credit risk since initial recognition but are not yet deemed credit-impaired.
•

Doubtful Risk ("Stage 3"): includes financial instruments, overdue or not, which are considered to be credit impaired. Likewise, loan commitmennts or financial guarantees whose payment is probable and their recovery doubtful are considered to be in Stage 3.

The following chart summarizes the impairment requirements pursuant to IFRS 9 (for financial assets that are not purchased or originated credit-impaired):

Changes in the credit quality since initial recognition
Stage 1	Stage 2	Stage 3
(initial recognition)	(significant increase of credit risk since initial recognition)	(Impaired credit)
12 months ECL	Lifetime ECL

The following describes the Group´s judgements and assumptions for ECL measurement:

1.11.2   Significant increase in credit risk

The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:

Personal and Business Banking

•	Portfolios between 31 and 90 days past due
•	The credit origination score has deteriorated by more than 30% with respect to the current performance score
•	Score of behavior less than cut off (1)
•

Loans and credit cards refinanced under Decree No. 260/2020 Coronavirus (COVID-19) (see Note 34) that were impaired at the time of refinancing. Or, loans that were not impaired at the time of refinancing, but deferred more than 5 installments.

•	Entrepreneurs portfolio affected by the Sectorial Analysis (explained below).

(1)   Renta Higher income: Segment plan sueldo (payrroll customers) >=400, Segment Open Market >=700 y Segment Senior Citizens >=610  Rest: Segment plan sueldo (payrroll customers) >=500, Segment Open Market >=700 y Segmento Senior Citizens >=610

Corporate Banking

•	Portfolios between 31 and 90 days past due
•	Maximum Argentine Central Bank a situation equal to 2
•	Credit Ratings C (Probability of default higher than 30%)
•	Its rating deteriorated by more than two notes from its credit approval rating.
•	Entrepreneurs portfolio affected by the Sectorial Analysis (explained below).

Consumer Finance:

•	Portfolios between 31 and 90 days past due.
•	Entrepreneurs portfolio affected by the Sectorial Analysis (explained below).

Sectoral Analysis – Covid-19 Risk

In virtue of the fact that internal impairment models do not reflect properly Covid-19 impact on the local and global industries situation (See Note 13) as historical information is utilized, a sectoral analysis has been included as additional definition of the significant risk increase.

In such analysis, companies' default risk is evaluated according to the type of industry and the impact such companies have suffered in face of the current economic situation, while taking into account their features, seasonal nature, etc.

Finally, the different industries are classified into four types of risk. They are:

•	Low risk
•	Medium risk
•	High risk
•	Very high risk

This additional definition of a significant increase in credit risk has been applied for the SME and E&P segments, for the very high and high risk activities (only for the Single Firm portfolio):

Very high risk	High risk
Construction	Machinery & equipment
Tourism & Gastronomy	Iron and steel industry
Real estate	Home appliances
Entertainmet	Sports
Passenger transport	Textile
Professional services

The Group has considered that non collaterallized facilities of clients within the high risk activities are considered to have experienced a significant increase in credit risk, whereas all facilities of clients within the very high risk activities are considered to have experienced a significant increase of credit risk.

The impairment model in IFRS 9 applies to financial assets measured at amortized cost, debt instruments at fair value through other comprehensive income, lease receivables and loan commitments and financial guarantees that are not measured at fair value.

1.11.3Individual and collective evaluation basis

Expected losses are estimated both in a collective and individual basis.

The Group´s individual estimation is aimed at calculating expected losses for significantly impaired loans. In these cases, the amount of credit losses is calculated as the difference between expected cash flows discounted at the effective interest rate of the operation and the carrying value of the instrument.

For expected credit loss provisions modelled on a collective basis, the Group has developed internal models. The grouping of exposures is performed on the basis of shared characteristics, such that risk exposures within group are homogeneous. In performing the grouping there must be sufficient information for the group to be statistically reliable .

The Group has identified three groupings: Personal and Business Banking, Corporate Banking and Consumer Finance, amongst these three segments the Group estimates parameters in a more granular way based on the shared risk characteristics

Credit risk features may consider the following factors, among others:

Group	Parameter	Grouping
Personal and Business Banking	Probability of Default (PD)	Personal loans (1)
Credit card loans (1)
Mortgage loans
Refinancing
Other financings
	Loss Given Default (LGD)	Personal loans
Credit card loans
Overdrafts
Mortgage loans
Refinancing
Other financings
Corporate Banking	Probability of Default (PD) (2)	Small companies
Medium companies
Big companies
Financial Area
Secured loans
Unsecured loans
Consumer Finance	Probability of Default	Credit cards loans
Refinancing
Cash loans
Cash consumptions and directed loans
CCF Automobile Loans
Tarjeta Automatica Personal loans
	Loss Given Default	Credit cards
Personal loans
Refinancing
CCF Automobile Loans

(1)

For credit cards and personal loans, the Group includes an additional layer of analysis: senior citizens, high income, open market, high income payroll, non- high income open market, non-high income payroll, Personal and Business Banking, former senior cityzens and former payroll

(2)

Probability of default within Corporate Banking is calculated by grouping clients based on the client size for Stage 1 facilities. For Stage 2 and Stage 3, Probability of default is calculated including all segments of Corporate Banking due to the lack of materiality to form a larger group.

The credit risk characteristics used to group the instruments are, among others: type of instrument, debtor's sector of activity, geographical area of activity, type of guarantee, aging of past due balances and any other factor relevant to estimating the future cash flows.

Grouping of financial instruments is monitored and reviewed on a regular basis by the Credit Risk and Stress Test Area.

1.11.4Definition of default and impaired credit

The Group considers that a financial instrument is in default when such instrument entails one or more of the following criteria:

Personal and Business Banking

•	Financial instruments delinquent more than 90 days past due.

Corporate Banking

•	Financial instruments delinquent more than 90 days in past due.
•	Financial instruments with B.C.R.A. situation greater than or equal to 3.
•	Rating C or D.

Consumer Finance

•	Financial instruments more than 90 days past due.

These criteria are applied in a consistent manner to all financial instruments and are aligned with the internal definition of defaultused for the administration of credit risk. Likewise, such definition is consistently applied to define PD ("Probability of Default"), Exposure at Default ("EAD") and Loss Given Default ( "LGD").

1.11.5Measurement of Expected Credit Loss – Explanation of inputs, assumptions and calculation techniques

ECL is measured on a 12-month or lifetime basis, depending on whether a significant increase in credit risk has been recorded since initial recognition or whether an asset is considered to be credit-impaired. ECL are the discounted product of the Probability of Default ("PD"), Exposure at default ("EAD") and Loss Given Default ("LGD"), defined as follows:

•

The PD represents the likelihood of a borrower defaulting on its financial obligation (pursuant to the "Definition of default and credit impaired" set forth in Note 1.11.4), either over the next 12 months or over the remaining lifetime (lifetime PD) of the obligation.

•

EAD is based on the amounts the Group expects to be owed at the time of default, over the next 12 months (12 months EAD) or the remaining lifetime (lifetime EAD). For example, for a revolving commitment, the Group includes the current drawn balance plus any further amount that is expected to be drawn up to the current contractual limit by the time of default, should it occur.

•

LGD represents the Group´s expectation of the extent of loss on a defaulted exposure. LGD varies by type of counterparty, seniority of claim, availability of collateral or other type of credit support. LGD is expressed as a percentage per unit of exposure at the time of default LGD is calculated on a 12-month or lifetime basis, where 12 month LGD is the percentage of loss expected to be made if the default occurs in the next 12 months and lifetime LGD is the percentage of loss expected to be made if the default occurs over the remaining expected lifetime of the loan.

ECL is determined by projecting PD, LGD and EAD for each future month and each individual exposure or collective segment. These three components are multiplied and adjusted for the likelihood of survival (that is, the exposure has not been prepaid or defaulted in an earlier month). This effectively calculates an ECL for each future month, which is then discounted back to the reporting date and summed. The discount rate used inthe ECL calculation is the original effective interest rate or an approximation thereof.

The Entity based its calculation of the ECL parameters on internal modelsthat were adapted in order to be compliant with IFRS 9.

The Group includes forward-looking information in its definition of PD, EAD and LGD. See Note 1.11.6 for the explanation of forward-looking information and its consideration in the calculation of ECL.

1.11.6Forward-looking information considered in expected credit loss models

The evaluation of significant increase in credit risk and the calculation of ECL includes forward-looking information. The Group has performed historical analysis and identified key economic variables that impact credit risk and expected credit losses for each portfolio.

Forecasts of these economic variables ("base economic scenario") are provided on a six-month basis by the Research team of the Group and provide the best estimate view of the economy over the the next 12 months. The impact of these economic variables on PD and LGD has been determined by performing statistical regression analysis to understand the impact changes in these variables have had historically on default rates and LGD components.

In addition to the base economic scenario, the Research team of the Group also provides two potential scenarios together with scenario weightings. The number of other scenarios is set based on the analysis of each major product type to ensure non linearities are captured.. The number of scenarios and their attributes are reassessed on a six-month basis, unless a change in the macroeconomic scenes requires a sooner reassessment.

As of January 1, 2020 and as of December 31, 2020, as for its portfolios, the Group concluded that three scenarios have properly captured non-linearities. Scenario weightings are determined by a combination of statistical analysis andexpert judgement analysis, taking into account a range of possible outcomes each chosen scenario is representative of. The assessment of significant increases in credit risk is performed using lifetime PD under each of the base and the other scenarios, multiplied by the associated scenario weighting, along with qualitative and backstop indicators (See Note 1.11.2). This determines if the financial instrument is in Stage 1, Stage 2 or Stage 3 and, hence, whether 12-month or Lifetime ECL should be recorded. As with any economic forecast, projections and probabilities of occurrence are subject to a high degree of uncertainty, and therefore actual results may be significantly different to those projected. The Group considers these forecasts to represent its best estimate of the possible outcomes and has analyzed the non-linearities and asymmetries within the different portfolios of the Group to establish that the chosen scenarios are appropriately representative of the range of possible scenarios.

The most significant assumptions used to calculate ECL as of December 31, 2020 are as follows:

Parameter	Industry / Segment		Macroeconomic Indicator	Scenario 1	Scenario 2	Scenario 3
		Open Market	Inflation Rate	46.8%	41.3%	52.4%
			Private Sector Wage	50.7%	55.7%	45.6%
	Personal and Business Banking	Income Payroll	Quantity of Private Sector Employment	5,924	5,928	5,921
			Private Sector Real Wage	2.7%	10.2%	(4.5)%
		Senior Citizens	Inflation Rate	46.8%	41.3%	52.4%
Probability of Default			Monthly Economic Activity Estimator	138	140	136
	Corporate Banking	All	Interest Rate	(4.6)%	(3.8)%	(5.5)%
			Monthly Economic Activity Estimator	138	140	136
		CCF	Private Sector Wage	50.7%	55.7%	45.6%
	Consumer Finance		Monthly Economic Activity Estimator	138	140	136
		CCF Automobile secured	Private Sector Wage	50.7%	55.7%	45.6%
			Inflation Rate	46.8%	41.3%	52.4%
	Supervielle Bank	All	Private Sector Wage	50.7%	55.7%	45.6%
Loss Given Default		CCF	Private Sector Wage	50.7%	55.7%	45.6%
	Consumer Finance	CCF Automobile secured	Private Sector Loans	64.1%	70.5%	57.7%
			Private Sector Wage	50.7%	55.7%	45.6%

The following are weightings assigned to each scenario as of December 31, 2020:

Scenario 1	80%
Scenario 2	10%
Scenario 3	10%

Sensitivity analysis

The chart below includes changes in ECL as of December 31, 2020 that would result from reasonably potential changes in the following parameters:

December 31, 2020
Reported ECL Allowance	8,424,714
Gross carrying amount	113,819,900
Reported Loss rate	7.40%

ECL amount by scenarios
Favorable scenario	6,927,295
Unfavorable scenario	8,142,498

Loss Rate by scenarios
Favorable scenario	6.09%
Unfavorable scenario	7.15%

1.12.   Leases

The group as lessor:

Operating leases

Leases where the lessor retains a substantial portion of the risks and rewards of ownership are classified as operating leases. Payments made under operating leases (net of lease incentives) are recognized in profit or loss on a straight-line basis over the term of the lease. In addition, the Group recognizes the associated costs such as amortization and expenses.

The historical cost includes expenditures that are directly attributable to the acquisition of these items and those expenses are charged to profit or loss during the lease term.

The depreciation applied to the leased underlying assets is consistent with the one applied to similar assets’ group. In addition, the Group utilizes the criteria described in Note 1.18 to determine whether there is objective evidence that an impairment loss has occurred.

Finance leases

Finance leases are measured at the present value of the future lease payments using a discount rate determined at inception.

The difference between the gross receivable and the present value represents unearned financial income and is recognized during the lease term using the net investment method, which reflects a constant periodic rate of return.

Incremental costs directly attributable to negotiating and arranging the lease are included in the initial measurement of the lease and reduce the amount of income recognized during the lease term.

The Group utilizes the criteria described in Note 1.11 to determine whether there is objective evidence that an impairment loss has occurred, as for loans carried at amortized cost.

The group as lessee:

Accounting policy for leases in which the Group acts as a lessee is disclosed in Note 7.

1.13.   Property, plant and equipment

Property, plant and equipment is measured at historical cost less depreciation, except for land and buildings, where the Group adopted the revaluation model. The historical cost includes expenditure that is directly attributable to the acquisition or building of these items.

The subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group, and the cost of the item can be measured reliably. The carrying amount of an asset is derecognized when replaced.

Repairs and maintenance expenses are charged to profit or loss when they are incurred.

Depreciation is calculated using the straight-line method, applying annual rates sufficient to extinguish the values of assets at the end of their estimated useful lives. In those cases in which an asset includes significant components with different useful lives, such components are recognized and depreciated as separate items.

The following chart presents the useful life for each item included in property, plant and equipment:

Property, plant and equipment	Estimated useful life
Buildings	50 Years
Furniture	10 Years
Machines and equipment	5 Years
Vehicles	5 Years
Others	5 Years

The asset’s residual values and useful lives are reviewed and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Increases in the carrying amounts arising on revaluation of land and buildings are recognized in other comprehensive income. Decreases that reverse previous increases of the same asset are first recognized in other comprehensive income to the extent of the remaining surplus attributable to the asset. All other decreases are charged to profit or loss.

Gains and losses on disposals are determined by comparing proceeds with carrying amount.

1.14.   Investment properties

Investment properties are composed of  buildings held for obtaining a rent or for capital appreciation or both, but is never occupied by the Group.

Investment properties are measured at its fair value, and any gain or loss arising from a change in the fair value is recognized in profit or loss. Investment properties are never depreciated. The fair value is determined using sales comparison approach prepared by the Group's management considering a report of an independent valuation expert.

Investment properties under the cost approach reflect the amount that would be required to replace the service capacity of the asset. They were valued at acquisition or construction cost, net of accumulated depreciation and / or accumulated depreciation losses. The cost includes expenses that are directly attributable to the acquisition or construction of these items.

Movements in investment properties for the year ended December 31, 2020 and 2019 were as follows:

	12/31/2020	13/31/2019
Income derived from rents (rents charged)	9,719	14,998
Direct operating expenses of properties that generated income derived from rents	(6,637)	(13,168)
Fair value remeasurement	(92,457)	(173,076)

The net result generated by the investment property as of December 31, 2020 and 2019 amounts to a loss of 89,375 and an income of 171,246 respectively, and is recognized under "Other operating income", "Administrative expenses" and "Other operating expenses". in the consolidated comprehensive income statement.

Gain and losses on disposals are determined by comparing proceeds with the carrying amount.

1.15.   Inventories

Inventories are valued at the lower of cost and net realizable value. Cost includes the acquisition costs (net of discounts, rebates and similar), as well as other costs that have been incurred to bring the inventories to their current location and conditions to be commercialized. The net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of sale.

The inventories’ net realizable values are reviewed and adjusted if carrying amount is greater than its net realizable value at the end of each reporting period.

The Group establishes an allowance for obsolete inventory and low turnover rate products at the end of each year.

1.16.    Intangible Assets

(a)    Goodwill

Goodwill resulting from the acquisition of subsidiaries, associates or joint ventures account for the excess of the:

i)	consideration transferred, valued at fair value as of acquisition date
ii)	amount of any non-controlling interest in the acquired entity; and
iii)	acquisition-date fair value of any previous equity interest in the acquired entity
iv)	over the fair value of the net identifiable assets acquired.

Goodwill is included in the intangible assets item in the consolidated financial statement.

Goodwill is not subject to amortization, but it is annually tested for impairment. Impairment losses are not reverted once recorded. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to cash-generating units for the purpose of impairment testing. Goodwill impairment is recognized when the carrying amount exceeds its recoverable amount which derives from the fair value of the cash-generating unit. The fair value of the reporting unit is estimated using discounted cash flows techniques.

(b)    Trademarks and licenses

Trademarks and licenses acquired separately are initially valued at historical cost, while those acquired through a business combination are recognized at their estimated fair value at the acquisition date..

Intangible assets with a finite useful life are subsequently carried at cost less accumulated depreciation and / impairment losses, if any. These assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Trademarks acquired by the Group have been classified as intangible assets with an indefinite useful life. The main factors considered for this classification include the years in which they have been in service and their recognition among industry customers.

Intangible assets with an indefinite useful life are those that arise from contracts or other legal rights that can be renewed without a significant cost and for which, based on an analysis of all the relevant factors, there is no foreseeable limit of the period over which the asset is expected to generate net cash flows for the Group. These intangible assets are not amortized, but are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired, either individually or at the level of the cash generating unit. The categorization of the indefinite useful life is reviewed annually to confirm if it is still applicable.

(c)    Software

Costs related to software maintenance are recognized as an expense as incurred. Development, acquisition or implementation costs which are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the following criteria are met:.

•	it is technically feasible to complete the software so that it will be available for use
•	management intends to complete the software and use or sell it
•	there is an ability to use or sell the software
•	it can be demonstrated how the software will generate probable future economic benefits
•	adequate technical, financial and other resources to complete the development and to use or sell the software are available, and
•	the expenditure attributable to the software during its development can be reliably measured.

These intangible assets are amortized on a straight-line basis during their estimated useful life, over a term not exceeding five years.

1.17.   Assets held for sale

The assets, or groups of assets, with some directly associated liabilities, classified as held for sale in accordance with the provisions of IFRS 5 "Non-current assets held for sale and discontinued operations" will be disclosed separately from the rest of assets and liabilities.

An asset may be classified as held for sale if its carrying amount will be recovered primarily through a sale transaction, rather than through its continued use, and a sale is considered highly probable.

To apply the above classification, an asset must meet the following conditions:

•	It must be available for immediate sale in its current conditions;
•	Management must be committed to a plan to sell the asset and have started an active program to locate a buyer and complete the plan;

the asset must be actively marketed for sale at a reasonable price, in relation to its current fair value;

•	the sale must be expected to be completed within 12 months from the reclassification date;
•	it is unlikely that the plan will be significantly changed or withdrawn.

The assets, or groups of assets, possibly with some directly associated liabilities, classified as held for sale in accordance with the provisions of IFRS 5 "Non-current assets held for sale and discontinued operations", are measured at the lower of their carrying amount and fair value less costs to sell.

The Group will not depreciate the asset while classified as held for sale.

The balances of financial instruments, deferred taxes and investment properties classified as held for sale are not subject to the valuation methods detailed above.

1.18.   Impairment of non-financial assets

Assets with an indefinite useful life are not subject to amortization but are tested annually for impairment  or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or, at least, on an annual basis.

Impairment losses are recognized when the carrying amount exceeds its recoverable amount. The recoverable amount of an asset is the higher of an asset’s fair value less costs of disposal and value in use. For purposes of assessing impairment, assets are grouped at the lowest level for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or group of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

1.19.   Trust Assets

Assets held by the Group in its Trustee role, are not included in the Consolidated Financial Statements. Commissions and fees earned from trust activities are included in Service fee income.

1.20.   Offsetting

Financial assets and liabilities are offset and the net amount reported in the consolidated financial statement where the Group has a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the assets and settle the liability simultaneously.

1.21.   Financing received from the Argentine Central Bank and other Financial Institutions

The amounts owed to other financial institutions are recorded at the time the bank disburses the proceeds to the Group. Non-derivative financial liabilities are measured at amortized cost.

1.22.   Provisions / Contingencies

A provision will be recognized when:

•	an entity has a present obligation (legal or implicit) as a result of past event;
•	it is probable that an outflow of resources embodying future economic benefits will be required to settle the obligation; and
•	the amount can be reliably estimated.

An Entity will be deemed to have an implicit obligation where (a) the Group has assumed certain responsibilities as a consequence of past practices or public policies and (b) as a result, the Group has created an expectation that it will discharge those responsibilities

The Group recognizes the following provisions:

For labor, civil and commercial lawsuits: provisions are calculated based on lawyers’ reports about the status of the proceedings and the estimate about the potential losses to be afforded by the Group, as well as on the basis of  past experience in this type of claims.

For miscellaneous risks: These provisions are set up to address contingencies that may trigger obligations for the Group. In estimating the provision amounts, the Group evaluates the likelihood of occurrence taking into consideration the opinion of its legal and professional advisors.

Other contingent liabilities are: i) possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of uncertain future events not wholly within the control of the Group; or ii) present obligations that arise from past events but it is not probable that an outflow of resources will be required to its settlement; or whose amount cannot be measured with sufficient reliability.

Other contingent liabilities are not recognized. Contingent liabilities, whose possibility of any outflow in settlement is remote, are not disclosed unless they involve guarantees, in which case the nature of the guarantee is disclosed.

The Group does not account for positive contingencies, other than those arising from deferred taxes and those contingencies whose occurrence is virtually certain.

As of the date of these consolidated financial statements, the Group’s management believes there are no elements leading to determine the existence of contingencies that might be materialized and have a negative impact on these consolidated financial statements other than those disclosed in Note 17.

1.23.   Other non-financial liabilities

Non-financial accounts payable are accrued when the counterparty has fulfilled its contractual obligations and are measured at amortized cost.

1.24.   Employee benefits

The Group’s short-term obligations includes liabilities for wages and salaries, including annual leave, that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognised in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as Other Non-Financial Liabilities in the Consolidated Financial Position.

During 2018, the Group had in place a retirement plan based on incentives for members of senior management and the Board of Directors, who will be entitled to receive cash payments over time if certain performance objectives are met. This retirement plan was ceased in 2019.

In addition, provisions related to pre-retirement plans and seniority awards benefits are recognized. Liabilities related to this plan are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. These obligations are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period, using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognised in profit or loss.

These provisions are measured at the present value of the disbursements that are expected to be required to settle the obligation using a pre-tax interest rate that reflects prevailing market conditions the time value of money and the specific risks for that obligation.

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The group recognises termination benefits at the earlier of the following dates: (a) when the group can no longer withdraw the offer of those benefits; and (b) when the entity recognises costs for a restructuring that is within the scope of IAS 37 and involves the payment of terminations benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to present value

1.25.   Debt Securities

Subordinated and unsubordinated Debt Securitiesissued by the Group are measured at amortized cost. Where the group buys back its own negotiable obligations, such obligations will be derecognized from the Consolidated Financial Statements and the difference between the residual value of the financial liability and the amount paid will be recognized as financial income or expenses.

1.26.   Assets and liabilities derived from insurance contracts

The Group applies IFRS 4 “Insurance Contracts” in order to recognize and measure the assets and liabilities derived from insurance contracts.

Assets derived from insurance contracts

An insurance contract is a contract under which the Group (the insurer) accepts significant insurance risk from another party (the policyholder) by agreeing to compensate the policyholder if a specified uncertain future event (the insured event) adversely affects the policyholder.

Once a contract has been classified as an insurance contract, it remains an insurance contract for the rest of its term, even if the insurance risk is significantly reduced during this period, unless all rights and obligations are extinguished or expired.

The insurance contracts offered by the Group include property insurance that covers combined family insurance, theft and similar risks, property damage, personal accidents, among other risks. They also include temporary life insurance contracts.

Total premiums are recognized on the date of issuance of the policy as an account receivable. At the same time, a reserve for unearned premiums representing premiums for risks that have not yet expired is recorded as a liability. Unearned premiums are recognized as income during the contract period, which is also the coverage and risk period. The book value of insurance accounts receivable is reviewed for impairment whenever events or circumstances indicate that the book value may not be recoverable. The impairment loss is recorded in the income statement.

Liabilities derived from insurance contracts

Debt with insured

The insurance claims reserves represent debts with insured people for claims reported to the company and an estimate of the claims that have already been incurred but that have not yet been reported to the company (IBNR). The reported claims are adjusted on the basis of technical reports received from independent appraisers.

Debts with reinsurers and co-insurers

The Group mitigates the risk for some of its insurance businesses through co-insurance or reinsurance contracts in other companies. In the case of co-insurance, the Group associates with another company to cover a risk assuming only a percentage of it and also the premium. In reinsurance, the risk is transferred to another insurance company both proportionally (as a percentage of the risk) and not proportionally (excess loss is covered above a certain limit). The reinsurance agreements assigned do not exempt the Group from its obligations to the insured.

Coinsurance and reinsurance liabilities represent balances owed under the same conditions and the amounts payable are estimated in a manner consistent with the contract that gave rise to them.

Debts with producers

They represent liabilities with insurance agents originated in the commissions for the insurance operations that they originate for the Group companies. The balances of the current accounts with these entities are also included.

Technical commitments

The current risk reserve regularizes the premiums to be collected based on the incurred but not reported risks.

1.27.   Capital Stock and Capital Adjustments

Accounts included in this item are expressed in terms of the measuring unit current as of December 31, 2020 as described in Note 1.1.2, except from the item “Capital Stock”, which has been held at nominal value.

Common shares are recognized in shareholders´ equity and carried at nominal value. When any subsidiary of the Group buys shares of the Group (treasury stock), the effective payment, including any cost directly attributable to the transaction (net of taxes), is deducted from shareholders´ equity until the shares are either canceled or disposed.

1.28.   Reserves and Dividend distribution

Pursuant to provisions set by the Argentine Corporations law, the Group and its subsidiaries, other than Banco Supervielle and Cordial Compañía Financiera, are required to appropriate 5% of the net income for the fiscal year to the legal reserve until such reserve is equal to 20% of Capital stock, plus the balance of the Capital Adjustment account.

As concerns Banco Supervielle and Cordial Compañía Financiera, according to the regulations set forth by the Argentine Central Bank, 20% of net income for the fiscal year, net of previous years’ adjustments, if any, is required to be appropriated to the legal reserve. Notwithstanding the aforementioned, in appropriating amounts to other reserves, Financial Institutions are required to comply with the provisions laid down by the Argentine Central Bank in the revised text on distribution of dividends described in Note 25.

The distribution of dividends to the Group’s shareholders is recognized as a liability in the consolidated financial statements for the fiscal year in which dividends are approved by the Group’s Shareholders.

1.29.   Revenue Recognition

Financial income and expense is recognized in respect of all debt instruments in accordance with the effective interest rate method, pursuant to which all gains and losses which are an integral part of the transaction effective interest rate are deferred.

Gains or losses included in the effective interest rate embrace disbursements or receipts relating to the creation or acquisition of a financial asset or liability, such as preparation and processing of the documents required to consummate the transactions, and payments received for the extension of credit arrangements.

Fees and commissions earned by the Group on the origination of syndicated loans are not part of the product effective interest rate, and are recognized in the income statement at the time the service is delivered. Commissions and fees earned by the Group on negotiations in third parties’ transactions are not part of the effective interest rate either, and are recognized at the time the transactions are executed.

The Group's income from services is recognized in the income statement as performance obligations are fulfilled, part of the consideration received is allocated to the customer loyalty programs described below. Consideration is allocated based on the relative standalone selling prices for services rendered and points granted.

Below is a summary of the main commissions earned by the Bank:

Commission	Frecuency of revenue recognition
Account maintenance	Monthly
Safe deposit boxes	Semi-annual
Issuing Bank	Event driven
Credit Card renewal	Annual
Check management	Event driven

Customer loyalty programs

The Group offers reward programs that allow its cardholders to earn points that can be redeemed for a broad range of rewards, including goods and travels among others. This constitutes a performance obligation. The Group establishes a liability based on the fair value of the points issued that are expected to be exchanged by customers. Points to be redeemed are estimated based on the historical redemption behavior of each program. The liability is reduced and the revenue is recognized as performance obligations relating to the points are satisfied, which normally is  when the points are exchanged by customers or at their due dates.

1.30.   Income tax

Income Tax

Income tax expense for the year includes current and deferred tax. Income tax is recognized in the consolidated statements of income, except for items required to be recognized directly in other comprehensive income. In this case, the income tax liability related to such items is also recognized in such statement.

Current income tax expense is calculated on the basis of the tax laws enacted or substantially enacted as of the date of the Statement of Financial Position in the countries where the Company and its subsidiaries operate and generate taxable income. The Group periodically assesses the position assumed in tax returns in connection with circumstances in which the tax regulation is subject to interpretation. The Group sets up provisions in respect of the amounts expected to be required to pay to the tax authorities.

Deferred income tax is recognized, using the deferred tax liability method, on temporary differences arising from the carrying amount of assets and liabilities and their tax base. However, the deferred tax arising from the initial recognition of an asset or liability in a transaction other than a business combination which, at the time of the transaction does not affect income or loss for accounting or tax purposes, is not recorded. Deferred income tax is determined using tax rates (and laws) enacted as of the date of the Financial Statements and that are expected to be applicable when the deferred tax assets are realized or the deferred tax liabilities are settled.

Deferred income tax assets are recognized only to the extent future tax benefits are likely to arise against which the temporary differences can be offset.

The Group recognizes a deferred tax liability for taxable temporary differences related to investments in subsidiaries and affiliates, except that the following two conditions are met:

•	the Group controls the timing on which temporary differences will be reversed; and
•	such temporary differences are not likely to be reversed in the foreseeable future.

Deferred income tax assets and liabilities are offset when a legal right exists to offset current tax assets against current tax liabilities and to the extent such balances are related to the same tax authority of the Group or its subsidiaries, where tax balances are intended to be, and may be, settled on a net basis..

1.31.   Earnings per share

Basic earnings per share are calculated by dividing net income attributable to the Group’s shareholders by the weighted average number of common shares outstanding during the year.

Diluted earnings per share are calculated by dividing the net income for the year by the weighted average number of common shares issued and dilutive potential common shares at year end. Since the Company has no dilutive potential common shares outstanding, there are no dilutive earnings per share amounts.